Financial Instruments on Balance Sheet - Schedule of Sensitivity Analysis on Fair Value of Contingent Consideration (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	6.40%
Probabilities of success 20 percentage decrease [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	$ 20.2
Impact (%)	(20.00%)
Probabilities of success 10 percentage decrease [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	$ 22.7
Impact (%)	(10.00%)
Probabilities of success [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	$ 25.2
Probabilities of success 10 percentage increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	$ 27.7
Impact (%)	10.00%
Probabilities of success 20 percentage increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	$ 30.2
Impact (%)	20.00%
Sales long-term growth rate in terminal value 40 percentage decrease [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	$ 23.9
Impact (%)	(5.00%)
Sales long-term growth rate in terminal value thirty two point five percentage decrease [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	$ 24.4
Impact (%)	(3.00%)
Sales long-term growth rate in terminal value 25 percentage decrease [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	$ 25.2
Sales long-term growth rate in terminal value seventeen point five zero percentage decrease [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	$ 26.3
Impact (%)	4.00%
Sales long-term growth rate in terminal value 10 percentage decrease [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	$ 28.2
Impact (%)	12.00%
Discount rate nine point nine zero percentage increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	$ 33.1
Impact (%)	31.00%
Discount rate eleven point nine zero percentage increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	$ 28.7
Impact (%)	14.00%
Discount rate thirteen point nine zero percentage increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	$ 25.2
Discount rate fifteen point nine zero percentage increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	$ 22.1
Impact (%)	(12.00%)
Discount rate seventeen point nine zero percentage increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	$ 19.6
Impact (%)	(22.00%)
Phase I [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	100.00%
Phase I to II [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	63.00%
Phase II to III [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	26.00%
Phase III to BLA [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	45.00%
BLA to approval [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	84.00%